Other non-current assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other non-current assets
11. Other non-current assets

Joint ventures are undertakings in which the Group has an interest and which are jointly controlled by the Group and one or more other parties. Associates are undertakings where the Group has an investment in which it does not have control or joint control but can exercise significant influence.
Interests in joint ventures and associates are accounted for using the equity method and are stated in the consolidated balance sheet at cost, adjusted for the movement in the Group’s share of their net assets and liabilities. The Group’s share of the profit or loss after tax of joint ventures and associates is included in the Group’s consolidated profit before taxation.
Where the Group’s share of losses exceeds its interest in the equity accounted investee, the carrying amount of the investment is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Group has an obligation to make payments on behalf of the investee.
Biological assets are measured at fair value less costs to sell with any changes recognised in the income statement.

11. Other non-current assets continued

	€ million	€ million
	2021	2020
Interest in net assets of joint ventures	37	29
Interest in net assets of associates	23	34
Long-term trade and other receivables(a)	499	465
Fair value of biological assets(b)	—	12
Other non-current assets(c)	415	391
	974	931
(a)Mainly relates to indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)All biological assets are part of Unilever's global tea business, ekaterra. As such, these have been moved to assets held for sale during 2021.
(c)Includes direct tax assets, withholding tax assets, interest on tax assets and contingent assets.

	€ million	€ million
Movements during 2021 and 2020	2021	2020
Joint ventures(a)
1 January	29	35
Additions	2	1
Dividends received/reductions	(171)	(182)
Share of net profit/(loss)	176	177
Currency retranslation	1	(2)
31 December	37	29
Associates
1 January	34	37
Additions	7	1
Dividend received/reductions	(32)	—
Share of net profit/(loss)	15	(2)
Currency retranslation	(1)	(2)
31 December	23	34
(a)Our principal joint ventures are Unilever FIMA LDA in Portugal, Binzagr Unilever Distribution in the Middle East, the Pepsi Lipton Tea Partnership in the US and Pepsi Lipton International Ltd for the rest of the world.
The joint ventures and associates have no contingent liabilities to which the Group is exposed, and the Group has no contingent liabilities in relation to its interests in the joint ventures and associates.
The Group has no outstanding capital commitments to joint ventures.
Outstanding balances with joint ventures and associates are shown in note 23 on page 164.